Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and intangible assets [Abstract]
Goodwill
	Year Ended December 31,
	2012	2013
Balance at beginning of year	$ 37,946	$ 37,946
U.S. East Coast business acquisition	-	28,085
Balance at end of year	$ 37,946	$ 66,031

Concession Agreements
		Below Market Acquired Time Charter	Concession Agreements	Non-compete covenant	Total
Cost	December 31, 2012	$ -	$ 19,797	$ 3,365	$ 23,162
	December 31, 2013	1,915	19,797	3,365	25,077

Accumulated Amortization	December 31, 2012	-	(3,222)	(1,422)	(4,644)
	December 31, 2013	(94)	(4,214)	(1,939)	(6,247)

NBV	December 31, 2012	-	16,575	1,943	18,518
	December 31, 2013	1,821	15,583	1,426	18,830
	2014	1,821	986	517	3,324
	2015	-	988	517	1,505
Amortization Schedule	2016	-	988	392	1,380
	2017	-	988	-	988
	2018	-	988	-	988
	Thereafter	$ -	$ 10,645	$ -	$ 10,645